UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21492

Reserve Short-Term Investment Trust
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina M. Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	March 31

Date of reporting period:	Quarter ended June 30, 2008

Item 1.           Schedule of Investments

Reserve Short-Term Investment Trust-Yield Plus Institutional Fund

No holdings in portfolio as of quarter ended June 30, 2008

RESERVE SHORT-TERM INVESTMENT TRUST

RESERVE YIELD PLUS FUND

SCHEDULE OF INVESTMENTS — JUNE 30, 2008 (Unaudited)

Principal
Amount			Value
	ASSET BACKED SECURITIES - 6.9%
$11,571,178	Americredit Automobile Receivables Trust, 5.43%, 11/8/10		$11,557,003
10,532,003	Harley-Davidson Motorcycle Trust, 3.20%, 5/15/12		10,520,570
28,978,803	Hyundai Auto Receivables Trust, 5.11%, 1/15/10		29,139,994
16,133,042	Nissan Auto Lease Trust, 5.20%, 2/16/10		16,267,857
8,009,880	SLMA Student Loan Trust, 3.06%, 10/25/12		7,976,594
	Total Asset Backed Securities (Cost $75,215,028)		75,462,018

	ASSET BACKED COMMERCIAL PAPER – 32.6%
25,000,000	Belmont Funding LLC, 2.97%, 10/9/08(a)		24,785,500
25,000,000	Belmont Funding LLC, 1.00%, 10/24/08(a)		24,749,750
25,000,000	Concord Minutemen Capital Co., Series A, 1.00%, 8/8/08(a)		24,916,347
25,000,000	Crown Point Capital Co., Series A, 1.00%, 8/8/08(a)		24,918,195
30,000,000	Curzon Funding LLC, 3.00%, 8/26/08(a)		29,859,999
25,000,000	Ebbets Funding LLC, 2.85%, 8/21/08(a)		24,899,063
25,000,000	Ebbets Funding LLC, 2.80%, 8/22/08(a)		24,898,890
30,000,000	Lehman Brothers, 1.00%, 10/29/08(a)		29,698,500
25,000,000	Lexington Parker Capital, 3.00%, 9/12/08(a)		24,844,750
25,000,000	Market Street Funding LLC, 1.00%, 7/9/08(a)		24,984,168
25,000,000	Morrigan TRR Funding LLC, 3.05%, 9/26/08(a)		24,817,250
50,000,000	Tasman Funding Inc., 1.00%, 7/18/08(a)		49,916,180
25,000,000	Westpac Banking Corp., 2.70%, 9/18/08(a)		24,846,500
	Total Asset Backed Commercial Paper (Cost $358,071,563)		358,135,092

	CERTIFICATES OF DEPOSIT: YANKEE - 5.9%
40,000,000	Barclays Bank PLC, 3.10%, 10/21/08		40,012,800
25,000,000	Calyon NY Branch, 3.02%, 10/23/08		25,001,750
	Total Certificates of Deposit (Cost $65,000,000)		65,014,550

	FLOATING RATE NOTES - 44.0%
35,000,000	American Express Centurion Bank, 2.48%, 2/20/09*		34,858,285
25,000,000	American General Fin Corp., 3.06%, 9/18/08*		24,886,675
30,000,000	Aust & NZ Banking Group, 2.66%, 7/3/08*		30,000,000
25,000,000	Banco Bilbao Vizcaya Argentaria, 2.80%, 3/12/09*(a)		25,000,000
50,000,000	Bank of Nova Scotia, 2.87%, 1/30/09*		49,924,500
20,000,000	Goldman Sachs Group Inc., 2.19%, 11/13/09*		20,000,000
50,000,000	HBOS Treasury Service, 2.44%, 9/5/08(a)*		49,998,150
30,000,000	IBM International Group Capital, 2.74%, 2/13/09*		29,734,980
25,000,000	JP Morgan Chase & Co., 2.88%, 10/2/09*		24,969,525
40,000,000	MBIA Global Funding LLC, 2.69%, 2/13/09*		40,000,000
30,000,000	Merrill Lynch and Co., 2.96%, 10/23/08*		29,822,790
24,000,000	Merrill Lynch and Co., 2.99%, 1/30/09*		23,628,984
25,000,000	Natixis, 2.71%, 7/25/08*		24,999,692
25,000,000	Nordea Bank Finland NY, 2.44%, 4/9/09*		24,984,250
50,000,000	Skandinaviska Enskilda Banken, 2.42%, 1/5/09*		49,957,500
	Total Floating Rate Notes (Cost $438,827,194)		482,765,331

	INVESTMENT COMPANY - 5.5%
60,388,000	Primary Fund Class Institutional, 2.80%, 7/1/08 (Cost $60,388,000)		60,388,000

	MEDIUM-TERM NOTES - 2.3%
25,000,000	JP Morgan Chase & Co., 3.07%, 11/19/09 (Cost $25,000,000)		24,899,600

	U.S. CORPORATE NOTES/BONDS - 2.3%
25,000,000	Goldman Sachs Group Inc., 3.88%, 1/15/09* Cost $25,095,721)		25,000,775

	Total Investments (Cost $1,092,597,505)	99.5%	1,091,665,366
	Other assets, less liabilities	0.5	5,416,273
	Net Assets	100.0%	$1,097,081,639

FAS 157 Disclosure:

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements,  effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of June 30, 2008:

Investments in
Valuation Inputs	Securities
Level 1—Quoted Prices	$771,884,833
Level 2—Other Significant Observable Inputs	$319,780,533
Level 3—Significant Unobservable Inputs	0
Total	$1,091,665,366

GLOSSARY

SLMA - Student Loan Marketing Association

* Variable Rate Instrument. This is the rate in effect at the time of this report.
(a) Issued under 144A.

(a) Issued under 144A.

Item 2.           Controls and Procedures

(a)         It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Short-Term Investment Trust

By (Signature and Title)*
	/s/Bruce R. Bent II	/s/Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date:        August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*
Patrick Farrell
Chief Financial Officer

Date:        August 26, 2008

*  Print the name and title of each signing officer under his or her signature.